Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2019	Oct. 31, 2020
Adoption of IFRS 16 [member]
Disclosure of property, plant and equipment and intangibles [line items]
Increase in total assets due to IFRS 16	$ 5,084
Increase (decrease) in retained earnings	$ (107)
Decrease in CET1 ratio	0.14%
Weighted average incremental borrowing rate	2.30%
Increase in total liabilities due to IFRS 16	$ 5,191
Computer software [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets		3 to 10 years
Customer list and relationships [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets		10 to 20 years
Buildings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		25 to 50 years
Computer equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		3 to 10 years
Furniture Fixtures and Other Equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		5 to 10 years
Leasehold Improvements [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		maximum of 10 years